CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital 'A' Ordinary shares [Member]	Share premium [Member]	Treasury Shares [Member]	Translation reserve [Member]	Equity Component of convertible Note [Member]	Other reserves [member]	Accumulated (deficit)/surplus [Member]
Equity at beginning of period at Dec. 31, 2022	$ (2,176)	$ 1,963	$ 46,458	$ (24,922)	$ (5,775)	$ 6,709	$ 86	$ (26,695)
Loss for the period	(24,018)	0	0	0	0	0	0	(24,018)
Other comprehensive income	69	0	0	0	69	0	0	0
Total comprehensive loss	(23,949)	0	0	0	69	0	0	(24,018)
Shares issued in the year	107	9	161	0	0	0	(63)	0
Share-based payments	2,069	0	0	0	0	0	0	2,069
Equity at end of period at Dec. 31, 2023	(23,949)	1,972	46,619	(24,922)	(5,706)	6,709	23	(48,644)
Loss for the period	(31,789)	0	0	0	0	0	0	(31,789)
Other comprehensive income	245	0	0	0	245	0	0	0
Total comprehensive loss	(31,544)	0	0	0	245	0	0	(31,789)
Shares issued in the year	18,996	2,218	16,778	0	0	0	0	0
Share-based payments	1,316	0	0	0	0	0	0	1,316
Equity at end of period at Dec. 31, 2024	(35,181)	4,190	63,397	(24,922)	(5,461)	6,709	23	(79,117)
Loss for the period	(37,376)	0	0	0	0	0	0	(37,376)
Other comprehensive income	(316)	0	0	0	(316)	0	0	0
Total comprehensive loss	(37,692)	0	0	0	(316)	0	0	(37,376)
Shares issued in the year	613	164	449	0	0	0	0	0
Reclass on reduction of nominal value of shares	0	(4,314)	0	0	0	0	4,314	0
Share-based payments	324	0	0	0	0	0	0	324
Share issue expenses	(46)	0	(46)	0	0	0	0	0
Equity at end of period at Dec. 31, 2025	$ (71,982)	$ 40	$ 63,800	$ (24,922)	$ (5,777)	$ 6,709	$ 4,337	$ (116,169)